Receivables, Net	12 Months Ended
May 03, 2014
Receivables, Net
4.	Receivables, Net

Receivables represent customer, private and public institutional and government billings, credit/debit card, advertising, landlord and other receivables due within one year as follows:

	May 3, 2014	April 27, 2013
Trade accounts	$54,375	$69,627
Credit/debit card receivables	32,331	33,776
EBook settlement receivable (a)	28,117	—
Other receivables	29,158	45,966

Total receivables, net	$143,981	$149,369

(a)	The Company provided credits to eligible customers resulting from the settlements reached with certain publishers in antitrust lawsuits filed by various State Attorney Generals and private class plaintiffs regarding the price of digital books. The Company’s customers were entitled to $44.2 million in total credits as a result of the settlement, which is funded by these publishers. If a customer’s credit is not used to make a purchase within one year, the entire credit will expire. The Company recorded estimated redemptions of $33.6 million as a receivable from these publishers and a liability to its customers in March 2014. The Company’s customers had activated $21.5 million in credits thus far as of May 3, 2014.